Related parties	6 Months Ended
Jun. 30, 2018
Related parties
Related parties

13.   Related parties

The parties related to the Group are deemed to include, in addition to its subsidiaries, associates and jointly controlled entities, the Bank’s key management personnel (the members of its board of directors and the executive vice presidents, together with their close family members) and the entities over which the key management personnel may exercise significant influence or control.

Following is a detail of the transactions performed by the Group with its related parties in the first six months of 2018 and 2017, distinguishing between significant shareholders, members of the Bank’s board of directors, the Bank’s executive vice presidents, Group entities and other related parties. Related party transactions were made on terms equivalent to those that prevail in arm’s-length transactions or, when this was not the case, the related compensation in kind was recognized:

Millions of euros
06-30-2018
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total

Expenses:
Finance costs	—	—	1	1	2
Management or cooperation agreements	—	—	—	—	—
R&D transfers and licensing agreements	—	—	—	—	—
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of goods (finished or in progress)	—	—	—	—	—
Valuation adjustments for uncollectible or doubtful debts	—	—	—	—	—
Losses on derecognition or disposal of assets	—	—	—	—	—
Other expenses	—	—	47	—	47
	—	—	48	1	49
Income:
Finance income	—	—	33	6	39
Management or cooperation agreements	—	—	—	—	—
R&D transfers and licensing agreements	—	—	—	—	—
Dividends received	—	—	—	—	—
Leases	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of goods (finished or in progress)	—	—	—	—	—
Gains on derecognition or disposal of assets	—	—	—	—	—
Other income	—	—	437	14	451
	—	—	470	20	490

	Millions of euros
	06-30-2018
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total

Purchases of tangible, intangible or other assets	—	—	—	—	—
Financing agreements: loans and capital contributions (lender)	—	1	614	56	671
Finance leases (lessor)	—	—	—	—	—
Repayment or termination of loans and leases (lessor)	—	—	290	220	510
Sales of tangible, intangible or other assets	—	—	—	—	—
Financing agreements: loans and capital contributions (borrower)	—	6	195	346	547
Finance leases (lessee)	—	—	—	—	—
Repayment or termination of loans and leases (lessee)	—	4	446	11	461
Guarantees provided	—	—	—	31	31
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	352	—	352
Commitments/guarantees cancelled	—	—	278	2	280
Dividends and other distributed profit	—	4	—	18	22
Other transactions	—	—	9	220	229

Millions of euros
06-30-2017
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total

Expenses:
Finance costs	—	—	3	—	3
Management or cooperation agreements	—	—	—	—	—
R&D transfers and licensing agreements	—	—	—	—	—
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of goods (finished or in progress)	—	—	—	—	—
Valuation adjustments for uncollectible or doubtful debts	—	—	—	—	—
Losses on derecognition or disposal of assets	—	—	—	—	—
Other expenses	—	—	9	—	9
	—	—	12	—	12
Income:
Finance income	—	—	26	4	30
Management or cooperation agreements	—	—	—	—	—
R&D transfers and licensing agreements	—	—	—	—	—
Dividends received	—	—	—	—	—
Leases	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of goods (finished or in progress)	—	—	—	—	—
Gains on derecognition or disposal of assets	—	—	—	—	—
Other income	—	—	325	3	328
	—	—	351	7	358

	Millions of euros
	06-30-2017
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total

Purchases of tangible, intangible or other assets	—	—	—	—	—
Financing agreements: loans and capital contributions (lender)	—	—	223	13	236
Finance leases (lessor)	—	—	—	—	—
Repayment or termination of loans and leases (lessor)	—	4	169	24	197
Sales of tangible, intangible or other assets	—	—	—	—	—
Financing agreements: loans and capital contributions (borrower)	—	3	221	46	270
Finance leases (lessee)	—	—	—	—	—
Repayment or termination of loans and leases (lessee)	—	6	263	18	287
Guarantees provided	—	—	—	101	101
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	—	25	25
Commitments/guarantees cancelled	—	1	14	3	18
Dividends and other distributed profit	—	1	—	13	14
Other transactions	—	—	41	5	46

In addition to the detail provided above, there were insurance contracts linked to pensions amounting to EUR 223 million at June 30, 2018 (June 30, 2017: EUR 423 million).